Exhibit 99.1

World Omni Auto Receivables Trust 2016-B
Monthly Servicer Certificate
July 31, 2019

Dates Covered
Collections Period	07/01/19 - 07/31/19
Interest Accrual Period	07/15/19 - 08/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/19	249,447,235.72	19,100
Yield Supplement Overcollateralization Amount 06/30/19	7,265,765.47	0
Receivables Balance 06/30/19	256,713,001.19	19,100
Principal Payments	12,529,969.57	420
Defaulted Receivables	590,121.63	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/19	6,702,345.40	0
Pool Balance at 07/31/19	236,890,564.59	18,642

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.11%
Prepayment ABS Speed	1.24%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	6,476,925.92	400
Past Due 61-90 days	1,764,623.36	109
Past Due 91-120 days	365,308.16	26
Past Due 121+ days	0.00	0
Total	8,606,857.44	535

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.53%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.87%
Delinquency Trigger Occurred	NO

Recoveries	393,964.87
Aggregate Net Losses/(Gains) - July 2019	196,156.76
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.92%
Prior Net Losses Ratio	0.68%
Second Prior Net Losses Ratio	0.55%
Third Prior Net Losses Ratio	0.37%
Four Month Average	0.63%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.39%

Overcollateralization Target Amount	10,660,075.41
Actual Overcollateralization	10,660,075.41
Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	5.94%
Weighted Average Remaining Term	33.98

Flow of Funds	$ Amount

Collections	13,747,516.05
Investment Earnings on Cash Accounts	49,240.89
Servicing Fee	(213,927.50)
Transfer to Collection Account	0.00
Available Funds	13,582,829.44

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	241,218.45
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	1,331,545.52
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,660,075.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,312,492.31

Total Distributions of Available Funds	13,582,829.44

Servicing Fee	213,927.50
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 07/15/19	238,222,110.11
Principal Paid	11,991,620.93
Note Balance @ 08/15/19	226,230,489.18

Class A-1
Note Balance @ 07/15/19	0.00
Principal Paid	0.00
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-2
Note Balance @ 07/15/19	0.00
Principal Paid	0.00
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-3
Note Balance @ 07/15/19	136,732,110.11
Principal Paid	11,991,620.93
Note Balance @ 08/15/19	124,740,489.18
Note Factor @ 08/15/19	38.5001510%

Class A-4
Note Balance @ 07/15/19	75,480,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	75,480,000.00
Note Factor @ 08/15/19	100.0000000%

Class B
Note Balance @ 07/15/19	26,010,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	26,010,000.00
Note Factor @ 08/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	278,716.20
Total Principal Paid	11,991,620.93
Total Paid	12,270,337.13

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	148,126.45
Principal Paid	11,991,620.93
Total Paid to A-3 Holders	12,139,747.38

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2960373
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.7368543
Total Distribution Amount	13.0328916

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4571804
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.0111757
Total A-3 Distribution Amount	37.4683561

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	111.04
Noteholders' Principal Distributable Amount	888.96

Account Balances	$ Amount

Reserve Account
Balance as of 07/15/19	23,407,920.41
Investment Earnings	45,955.15
Investment Earnings Paid	(45,955.15)
Deposit/(Withdrawal)	-
Balance as of 08/15/19	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41